Interest-bearing Financial Liabilities - Summary of Changes to Unamortized Debt Discount (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Unamortized debt discount at beginning of the year	₱ 2,279	₱ 2,857
Additions during the year	214	(243)
Revaluations during the year	2	20
Accretion during the year included as part of financing costs - net (Note 5)	(362)	(355)
Unamortized debt discount at end of the year	₱ 2,129	₱ 2,279